Stock-Based Compensation - Stock Options (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Option Program
Allocated Share Based Compensation Expense	$ 276.0	$ 280.0	$ 240.0
Stock Option Program
Stock Option Program
Balance at the beginning of the period	39,235,557	43,938,778	56,565,030
Granted - Annual	5,529,544	5,736,183	6,220,810
Granted - Progressive (Reload)			140,447
Granted - Other			191
Exercised	(5,978,382)	(10,219,261)	(18,825,218)
Canceled	(234,274)	(220,143)	(162,482)
Balance at the end of the period	38,552,445	39,235,557	43,938,778
Options exercisable	27,262,062	27,502,208	32,038,228
Options exercisable, exercise price	$ 85.97	$ 81.42	$ 79.58
Weighted average exercise price - Beginning balance	90.38	83.84	80.33
Weighted average exercise price - Granted - Annual	165.91	126.77	101.55
Weighted average exercise price - Granted - Progressive (Reload)			109.83
Weighted average exercise price - Granted - Other			119.62
Weighted average exercise price - Exercised	83.74	82.37	79.25
Weighted average exercise price - Canceled	128.99	105.11	89.92
Weighted average exercise price - Ending balance	$ 102.01	$ 90.38	$ 83.84
Weighted average remaining contractual life for options outstanding	66 months
Weighted average remaining contractual life for options exercisable	52 months
Aggregate intrinsic value for options outstanding	$ 1,958.0
Aggregate intrinsic value for options exercisable	$ 1,763.0
Expiration of annual grants	10 years
Compensation expense yet to be recognized	$ 69.0
Expense recognition period	21 months
Total intrinsic value of stock options exercised	$ 465.0	$ 615.0	$ 562.0
Cash received from options exercised	501.0	842.0	1,492.0
Tax benefit realized from exercise of stock options	$ 172.0	$ 226.0	$ 208.0
Stock Option Program | Maximum
Stock Option Program
Vesting period	3 years
Stock Option Program | Minimum
Stock Option Program
Vesting period	1 year
Stock Option Program | Annual Stock Option Program
Share- based compensation assumptions
Weighted average exercise price	$ 165.94	$ 126.72	$ 101.49
Risk-free interest rate (as a percent)	1.50%	1.90%	1.20%
Dividend yield (as a percent)	2.50%	2.60%	2.70%
Expected volatility (as a percent)	20.10%	20.80%	20.00%
Expected life	76 months	75 months	75 months
Black-Scholes fair value	$ 23.98	$ 19.63	$ 13.46
Stock Option Program | Progressive (Reload)
Share- based compensation assumptions
Weighted average exercise price			$ 109.84
Risk-free interest rate (as a percent)			0.20%
Dividend yield (as a percent)			2.70%
Expected volatility (as a percent)			16.30%
Expected life			12 months
Black-Scholes fair value			$ 6.42
General Employees' Stock Purchase Plan (GESPP)
Stock Option Program
Granted - Annual	1,007,669	1,073,956	1,259,247
Exercised	(1,007,669)	(1,073,956)	(1,259,247)
Weighted average exercise price - Granted - Annual	$ 133.52	$ 118.73	$ 93.46
Weighted average exercise price - Exercised	$ 133.52	$ 118.73	$ 93.46
Allocated Share Based Compensation Expense	$ 24.0	$ 22.0	$ 21.0
Share- based compensation assumptions
Black-Scholes fair value	$ 23.56	$ 20.95	$ 16.49
Option price, percentage of market value at date of grant	85.00%
Option price, discount from market value at date of grant	15.00%